Subsequent Event - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended									1 Months Ended
	Oct. 11, 2012	Jun. 20, 2013 Restricted Stock Units (RSUs)	May 01, 2013 Restricted Stock Units (RSUs)	Jun. 20, 2013 Restricted Stock Units (RSUs) Service Based Restricted Stock Units	May 01, 2013 Restricted Stock Units (RSUs) Service Based Restricted Stock Units	Oct. 11, 2012 Initial public offering	Oct. 11, 2012 Initial public offering Company Stock	Oct. 11, 2012 Initial public offering Selling Shareholders	Aug. 01, 2013 Subsequent Event Connect2Field	Sep. 02, 2013 Subsequent Event Restricted Stock Units (RSUs)	Sep. 02, 2013 Subsequent Event Restricted Stock Units (RSUs) Service Based Restricted Stock Units	Sep. 02, 2013 Subsequent Event Restricted Stock Units (RSUs) Performance Based Restricted Stock Unit	Jul. 20, 2013 Subsequent Event Initial public offering	Jul. 20, 2013 Subsequent Event Initial public offering Company Stock	Jul. 20, 2013 Subsequent Event Initial public offering Selling Shareholders
Subsequent Event [Line Items]
Shares issued							6,250,000	2,734,375						1,000,000	9,925,000
Issuance of shares, value per share						$ 17.00							$ 33.00
Net proceed from initial public offering	$ 93,313												$ 31,610
Acquistion, Purchase price									$ 7,000
Stock options granted				40,500	483,667						58,500	15,000
Grant-date fair value of awards granted		$ 31.10	$ 22.76							$ 49.45
Restriction period (years)				4 years	4 years						4 years